Stock Incentive Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 4.5	$ 5.8	$ 4.8
Total stock compensation cost	7.4	6.9	6.2
Total compensation cost related to non-vested awards	4.5
Weighted average period over which cost is expected to be recognized	2
Weighted average grant date fair value of stock options granted	$ 23.27	$ 13.67	$ 3.93
Aggregate intrinsic value	12.0
Closing price per share	$ 53.49
Aggregate intrinsic value for stock options exercisable	12.0
Shares transferred to employee term, years	3
Date shares become exercisable	1
Stock options granted for term, years	10
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,123,967
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 17.1